Schedule of Employee Defined Benefits Obligation and plan Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Defined benefit obligation at the beginning of the year			$ 11,012	$ 9,337	$ 9,337	$ 9,500
Interest on defined obligation	$ 50	$ 52	101	102	213	129
Current service cost	$ 180	$ 171	353	330	655	678
Contributions by plan participants					444	476
Translation (gain) loss					534	(20)
Benefits paid					(289)	(1,095)
Actuarial loss arising on projected benefit obligation					118	(331)
Defined benefit obligation at the end of the year					11,012	9,337
Fair value of plan assets at the beginning of the year			$ 8,818	$ 7,761	7,761	7,353
Actual return on plan assets					(68)	457
Contributions by the employer					530	569
Contributions by plan participants					444	476
Benefits paid					(289)	(1,095)
Translation loss					440	1
Fair value of plan assets - at the end of the year					8,818	7,761
Funded status at end of the year					$ (2,194)	$ (1,576)